Leases (Tables)	12 Months Ended
Mar. 31, 2025
Leases [Abstract]
Schedule of Supplemental Information Related to the Group’s Leases

A summary of supplemental information related to the Group’s leases as of March 31, 2025 and 2024 was as follows:

	For the year ended	For the year ended
	March 31, 2025	March 31, 2024
	US$’000	US$’000
Cash paid for amounts included in the measurement of lease liabilities:	222	53
Operating cashflows used in operating lease – Lease expenses	203	51
Operating cashflows used in operating lease – Depreciation of right-of-us	19	2
Interest on lease liabilities

Operating lease right-of-use assets, net	567	18

Operating lease liabilities, current	373	18
Operating lease liabilities, non-current	193	-
Weighted average remaining lease terms – operating lease	566	18
Weighted average discount rate – operating lease	5.63%	5.00%

Schedule of Maturity Analysis of the Annual Undiscounted Cash Flows for the Operating Lease

The maturity analysis of the annual undiscounted cash flows for the operating lease, as of March 31, 2025 and March 31, 2024 were as follows:

	As of
	March 31, 2025	March 31, 2024
	US$’000	US$’000
Within 1 year	395	19
More than 1 year but less than 2 years	198	-
Total undiscounted lease payments	593	19
less: imputed interest	(27)	(1)
Total lease liabilities	566	18